Other Comprehensive Income (Loss) (Tax Effects On Each Component Of Other Comprehensive Income (Loss) And Adjustments) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Pretax amount	$ (5,012,000)	¥ (412,000,000)	¥ (2,140,000,000)	¥ (207,000,000)
Unrealized losses arising during the year, Pretax amount	(3,000)	0	(88,000,000)	(199,000,000)
Less: reclassification adjustment for gains included in net income, Pretax amount				185,000,000
Net unrealized losses, Pretax amount	(3,000)	0	(88,000,000)	(14,000,000)
Net loss arising during the year, Pretax amount	2,264,000	186,000,000	(318,000,000)	(71,000,000)
Less: settlement or amortization of net gain, Pretax amount	3,566,000	293,000,000	19,000,000	(27,000,000)
Pension liability adjustments, net, Pretax amount	5,830,000	479,000,000	(299,000,000)	(98,000,000)
Other comprehensive loss, Pretax amount	815,000	67,000,000	(2,527,000,000)	(319,000,000)
Foreign currency translation adjustments, Tax (expense) or benefit	(523,000)	(43,000,000)
Unrealized losses arising during the year, Tax (expense) or benefit	0	0	33,000,000	6,000,000
Less: reclassification adjustment for gains included in net income, Tax (expense) or benefit				(75,000,000)
Net unrealized losses, Tax (expense) or benefit	0	0	33,000,000	6,000,000
Net loss arising during the year, Tax (expense) or benefit	(925,000)	(76,000,000)	130,000,000	29,000,000
Less: settlement or amortization of net gain, Tax (expense) or benefit	(1,460,000)	(120,000,000)	(8,000,000)	11,000,000
Pension liability adjustments, net, Tax (expense) or benefit	(2,385,000)	(196,000,000)	122,000,000	40,000,000
Other comprehensive loss, Tax (expense) or benefit	(2,908,000)	(239,000,000)	155,000,000	46,000,000
Foreign currency translation adjustments, Net of tax amount	(5,535,000)	(455,000,000)	(2,140,000,000)	(207,000,000)
Income tax expense (benefit) reported in other comprehensive income related to Net unrealized gains (losses) on available-for-sale securities	(3,000)	0	(55,000,000)	(118,000,000)
Less: reclassification adjustment for gains included in net income, Net of tax amount				110,000,000
Net unrealized losses, Net of tax amount	(3,000)	0	(55,000,000)	(8,000,000)
Net loss arising during the year, Net of tax amount	1,339,000	110,000,000	(188,000,000)	(42,000,000)
Less: settlement or amortization of net gain, Net of tax amount	2,106,000	173,000,000	11,000,000	(16,000,000)
Pension liability adjustments, net, Net of tax amount	3,445,000	283,000,000	(177,000,000)	(58,000,000)
Other comprehensive loss, Net of tax amount	$ (2,093,000)	¥ (172,000,000)	¥ (2,372,000,000)	¥ (273,000,000)